CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 168,336	$ 27,316
Restricted cash	330	882
Investments	18,527	14,755
Accounts receivable, net	364,027	343,450
Inventories:
Raw materials	236,283	271,871
Finished goods	250,591	284,349
Total inventories	486,874	556,220
Refundable income taxes	13,272	14,130
Other current assets	41,706	38,525
TOTAL CURRENT ASSETS	1,093,072	995,278
DEFERRED INCOME TAXES	2,763	2,668
RESTRICTED INVESTMENTS	16,214	13,267
RIGHT OF USE ASSETS	80,167
OTHER ASSETS	24,884	8,662
GOODWILL	229,536	224,117
INDEFINITE-LIVED INTANGIBLE ASSETS	7,354	7,360
OTHER INTANGIBLE ASSETS, NET	48,313	41,486
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	125,097	120,324
Building and improvements	253,589	239,906
Machinery and equipment	467,963	419,115
Furniture and fixtures	16,972	16,960
Construction in progress	21,342	18,340
PROPERTY, PLANT AND EQUIPMENT,GROSS	884,963	814,645
Less accumulated depreciation and amortization	(497,789)	(459,935)
PROPERTY, PLANT AND EQUIPMENT, NET	387,174	354,710
TOTAL ASSETS	1,889,477	1,647,548
CURRENT LIABILITIES:
Cash overdraft		27,367
Accounts payable	142,479	136,901
Accrued liabilities:
Compensation and benefits	141,892	104,109
Other	51,572	41,645
Current portion of lease liability	15,283
Current portion of long-term debt	2,816	148
TOTAL CURRENT LIABILITIES	354,042	310,170
LONG-TERM DEBT	160,867	202,130
LEASE LIABILITY	64,884
DEFERRED INCOME TAXES	22,880	15,687
OTHER LIABILITIES	29,071	30,877
TOTAL LIABILITIES	631,744	558,864
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 80,000,000; issued and outstanding, 61,408,589 and 60,883,749	61,409	60,884
Additional paid-in capital	192,173	178,540
Retained earnings	995,022	839,917
Accumulated other comprehensive income	(4,889)	(5,938)
Total controlling interest shareholders' equity	1,243,715	1,073,403
Noncontrolling interest	14,018	15,281
TOTAL SHAREHOLDERS' EQUITY	1,257,733	1,088,684
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,889,477	$ 1,647,548